Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.45%	0.45%	0.45%	0.37%	0.32%	0.45%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.86%	2.61%	1.61%	1.53%	1.48%	1.61%
Fee waivers and/or expense reimbursements(e)	(0.30)%	(0.30)%	(0.30)%	(0.33)%	(0.33)%	(0.30)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.56%	2.31%	1.31%	1.20%	1.15%	1.31%

(c)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$725	$1,070	$1,469	$2,582
Class C (assuming redemption of all shares at the end of the period)	$334	$753	$1,330	$2,898
Class C (assuming no redemption of shares)	$234	$753	$1,330	$2,898
Class R4 (whether or not shares are redeemed)	$133	$448	$ 818	$1,859
Class R5 (whether or not shares are redeemed)	$122	$417	$770	$1,766
Class Y (whether or not shares are redeemed)	$117	$401	$744	$1,710
Class Z (whether or not shares are redeemed)	$ 133	$448	$818	$1,859

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn European FundSM

The Fund’s Summary Prospectus and Prospectus are hereby supplemented as follows:

2.	Effective immediately, the Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)(d)	0.57%	0.57%	0.57%	0.51%	0.46%	0.57%
Total annual Fund operating expenses	2.01%	2.76%	1.76%	1.70%	1.65%	1.76%
Fee waivers and/or expense reimbursements(e)	(0.56)%	(0.56)%	(0.56)%	(0.57)%	(0.57)%	(0.56)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%	2.20%	1.20%	1.13%	1.08%	1.20%

(c)	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(d)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(e)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

3.	Effective immediately, the Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$714	$1,064	$1,495	$2,691
Class C (assuming redemption of all shares at the end of the period)	$323	$747	$1,357	$3,005
Class C (assuming no redemption of shares)	$223	$747	$1,357	$3,005
Class R4 (whether or not shares are redeemed)	$122	$442	$846	$1,977
Class R5 (whether or not shares are redeemed)	$115	$421	$813	$1,910
Class Y (whether or not shares are redeemed)	$110	$406	$786	$1,856
Class Z (whether or not shares are redeemed)	$122	$442	$846	$1,977

Columbia Acorn Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.45%	0.45%	0.45%	0.37%	0.32%	0.45%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.86%	2.61%	1.61%	1.53%	1.48%	1.61%
Fee waivers and/or expense reimbursements(e)	(0.30)%	(0.30)%	(0.30)%	(0.33)%	(0.33)%	(0.30)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.56%	2.31%	1.31%	1.20%	1.15%	1.31%

(c)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$725	$1,070	$1,469	$2,582
Class C (assuming redemption of all shares at the end of the period)	$334	$753	$1,330	$2,898
Class C (assuming no redemption of shares)	$234	$753	$1,330	$2,898
Class R4 (whether or not shares are redeemed)	$133	$448	$ 818	$1,859
Class R5 (whether or not shares are redeemed)	$122	$417	$770	$1,766
Class Y (whether or not shares are redeemed)	$117	$401	$744	$1,710
Class Z (whether or not shares are redeemed)	$ 133	$448	$818	$1,859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
Columbia Acorn Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.56%
1 year	rr_ExpenseExampleYear01	$ 725
3 years	rr_ExpenseExampleYear03	1,070
5 years	rr_ExpenseExampleYear05	1,469
10 years	rr_ExpenseExampleYear10	2,582
1 year	rr_ExpenseExampleNoRedemptionYear01	725
3 years	rr_ExpenseExampleNoRedemptionYear03	1,070
5 years	rr_ExpenseExampleNoRedemptionYear05	1,469
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,582
Columbia Acorn Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.61%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.31%
1 year	rr_ExpenseExampleYear01	$ 334
3 years	rr_ExpenseExampleYear03	753
5 years	rr_ExpenseExampleYear05	1,330
10 years	rr_ExpenseExampleYear10	2,898
1 year	rr_ExpenseExampleNoRedemptionYear01	234
3 years	rr_ExpenseExampleNoRedemptionYear03	753
5 years	rr_ExpenseExampleNoRedemptionYear05	1,330
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,898
Columbia Acorn Emerging Markets Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.61%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 133
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	818
10 years	rr_ExpenseExampleYear10	1,859
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	448
5 years	rr_ExpenseExampleNoRedemptionYear05	818
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,859
Columbia Acorn Emerging Markets Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	417
5 years	rr_ExpenseExampleYear05	770
10 years	rr_ExpenseExampleYear10	1,766
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	417
5 years	rr_ExpenseExampleNoRedemptionYear05	770
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,766
Columbia Acorn Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 117
3 years	rr_ExpenseExampleYear03	401
5 years	rr_ExpenseExampleYear05	744
10 years	rr_ExpenseExampleYear10	1,710
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	401
5 years	rr_ExpenseExampleNoRedemptionYear05	744
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
Columbia Acorn Emerging Markets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.61%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 133
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	818
10 years	rr_ExpenseExampleYear10	1,859
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	448
5 years	rr_ExpenseExampleNoRedemptionYear05	818
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,859
Columbia Acorn European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn European FundSM

The Fund’s Summary Prospectus and Prospectus are hereby supplemented as follows:

2.	Effective immediately, the Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)(d)	0.57%	0.57%	0.57%	0.51%	0.46%	0.57%
Total annual Fund operating expenses	2.01%	2.76%	1.76%	1.70%	1.65%	1.76%
Fee waivers and/or expense reimbursements(e)	(0.56)%	(0.56)%	(0.56)%	(0.57)%	(0.57)%	(0.56)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%	2.20%	1.20%	1.13%	1.08%	1.20%

(c)	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(d)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(e)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

3.	Effective immediately, the Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$714	$1,064	$1,495	$2,691
Class C (assuming redemption of all shares at the end of the period)	$323	$747	$1,357	$3,005
Class C (assuming no redemption of shares)	$223	$747	$1,357	$3,005
Class R4 (whether or not shares are redeemed)	$122	$442	$846	$1,977
Class R5 (whether or not shares are redeemed)	$115	$421	$813	$1,910
Class Y (whether or not shares are redeemed)	$110	$406	$786	$1,856
Class Z (whether or not shares are redeemed)	$122	$442	$846	$1,977

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.

		Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
Columbia Acorn European Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	$ 714
3 years	rr_ExpenseExampleYear03	1,064
5 years	rr_ExpenseExampleYear05	1,495
10 years	rr_ExpenseExampleYear10	2,691
1 year	rr_ExpenseExampleNoRedemptionYear01	714
3 years	rr_ExpenseExampleNoRedemptionYear03	1,064
5 years	rr_ExpenseExampleNoRedemptionYear05	1,495
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,691
Columbia Acorn European Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.20%
1 year	rr_ExpenseExampleYear01	$ 323
3 years	rr_ExpenseExampleYear03	747
5 years	rr_ExpenseExampleYear05	1,357
10 years	rr_ExpenseExampleYear10	3,005
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	747
5 years	rr_ExpenseExampleNoRedemptionYear05	1,357
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,005
Columbia Acorn European Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	442
5 years	rr_ExpenseExampleYear05	846
10 years	rr_ExpenseExampleYear10	1,977
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	442
5 years	rr_ExpenseExampleNoRedemptionYear05	846
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,977
Columbia Acorn European Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	421
5 years	rr_ExpenseExampleYear05	813
10 years	rr_ExpenseExampleYear10	1,910
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	421
5 years	rr_ExpenseExampleNoRedemptionYear05	813
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,910
Columbia Acorn European Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.65%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	$ 110
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	786
10 years	rr_ExpenseExampleYear10	1,856
1 year	rr_ExpenseExampleNoRedemptionYear01	110
3 years	rr_ExpenseExampleNoRedemptionYear03	406
5 years	rr_ExpenseExampleNoRedemptionYear05	786
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
Columbia Acorn European Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	442
5 years	rr_ExpenseExampleYear05	846
10 years	rr_ExpenseExampleYear10	1,977
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	442
5 years	rr_ExpenseExampleNoRedemptionYear05	846
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,977

[1]	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
[4]	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
[5]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.